FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending: 12/31/2003

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A. Registrant Name: Retirement Plan Series Account
        B. File Number: 811-8762
        C. Telephone Number: 303-737-3000

2.      A. Street: 8515 EAST ORCHARD ROAD
        B. City: GREENWOOD VILLAGE
        C. State COLORADO
        D. Zip Code: 80111
        E. Foreign Country:

3.       Is this the first filing on this form by Registrant? N

4.       Is this the last filing on this form by Registrant? N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6.       Is Registrant a unit investment trust (UIT)? Y
         (If yes, complete only 111 through 132)

111.     A. Great-West Life & Annuity Insurance Company
         B.
         C. Greenwood Village, CO 80111

112.

113.

114.    A. GWFS Equities, Inc.
        B. 8-033854
        C. Greenwood Village, CO 80111

115.    A. Deloitte & Touche LLP
        B. Denver, CO 80202

116.    A. Y
        B. GREAT-WEST

117.    A. Y
        B. Y
        C. N
        D. N
        E. N

118.    1

119.    0

120.

121.    0

122.    1

123.    $2,032

124.

125.    $15

126.    $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                                Number of         Total Assets              Total Income
                                                Series            ($000's                   Distributions
                                                Investing          omitted)                 ($000's omitted)

A.       U.S. Treasury direct issue
B.       U.S. Government agency
C.       State and municipal tax-free
D.       Public utility debt
E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent
F.       All other corporate intermed. &
         long-term debt
G.       All other corporate short term debt
H.       Equity securities of brokers or
         dealers or parents of brokers or dealers
I.       Investment company equity securities
J.       All other equity securities                  1              $53,594                   $
K.       Other securities
L.       Total assets of all series of registrant     1              $53,594                   $


128.    N


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $91

132.



Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village State: Colorado              Date: February 26, 2004

Name of Registrant, Depositor, or Trustee:

Retirement Plan Series Account of Great-West Life & Annuity Insurance Company

By:    /s/ Beverly A. Byrne                         Witness:  /s/ Susan Campbell
Beverly A. Byrne                                    Susan Campbell
Vice President, Counsel                             Legal Assistant I
and Associate Secretary